SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

NOTE 22 -SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2018	$285	$276
Additions	115	84
Deductions	(165)	(46)

Balance, as of December 31, 2019	$235	$314
Additions	80	194
Deductions	(65)	(202)

Balance, as of December 31, 2020	$250	$306
Additions	80	269
Deductions	(87)	(186)

Balance, as of December 31, 2021	$243	$389